Related Party Transactions - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2023 USD ($)	Jan. 03, 2023
Related Party Transaction [Line Items]
Reinsurance, profit commission, percentage			0.200
Reinsurance, profit commission, hurdle rate of return, percentage			0.050
Related Party
Related Party Transaction [Line Items]
Other receivables	$ 251.6		$ 251.6			$ 173.3
Amounts due to The Fidelis Partnership	362.3		$ 362.3			$ 334.5
Framework Agreement | Related Party
Related Party Transaction [Line Items]
Related party transaction, agreement duration			10 years
Reinsurance, ceded commission, percentage			0.115
Property management fee, percent fee			3.00%
Insurance commissions	22.9	$ 9.8	$ 43.1	$ 12.6
Payments for commissions	6.2	7.8	14.1	7.8
Origination of notes receivable from related parties					$ 4.5
Framework Agreement | Related Party | Policy Acquisition Expenses
Related Party Transaction [Line Items]
Insurance commissions	1.0	9.7	16.5	18.6
Framework Agreement | Related Party | General and Administrative Expense
Related Party Transaction [Line Items]
Costs and expenses, related party	1.4	1.2	3.0	2.6
Related party transaction, purchases from related party	$ 0.1	$ 0.5	$ 0.4	$ 1.0
Framework Agreement | Related Party | Third Party Managing General Underwriters
Related Party Transaction [Line Items]
Reinsurance, ceded commission, percentage			0.03
Group | Fidelis MGU
Related Party Transaction [Line Items]
Subsidiary, ownership percentage, noncontrolling owner							9.90%
Group | Framework Agreement | Related Party | Fidelis MGU
Related Party Transaction [Line Items]
Subsidiary, ownership percentage, noncontrolling owner							9.90%